Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost:
Property and equipment, net at beginning balance	$ 59
Property and equipment, net at ending balance	19	$ 59
Computers [Member]
Cost:
Property and equipment, net at beginning balance	3
Property and equipment, net at ending balance	2	3
Office furniture and equipment [Member]
Cost:
Property and equipment, net at beginning balance	9
Property and equipment, net at ending balance	9	9
Right of use asses [Member]
Cost:
Property and equipment, net at beginning balance	47
Property and equipment, net at ending balance	8	47
Cost [Member]
Cost:
Property and equipment, net at beginning balance	99	225
Additions	1	77
Disposals		(203)
Property and equipment, net at ending balance	100	99
Cost [Member] | Computers [Member]
Cost:
Property and equipment, net at beginning balance	12	11
Additions		2
Disposals		(1)
Property and equipment, net at ending balance	12	12
Cost [Member] | Office furniture and equipment [Member]
Cost:
Property and equipment, net at beginning balance	12	33
Additions	1
Disposals		(21)
Property and equipment, net at ending balance	13	12
Cost [Member] | Right of use asses [Member]
Cost:
Property and equipment, net at beginning balance	75	181
Additions		75
Disposals		(181)
Property and equipment, net at ending balance	75	75
Accumulated Depreciation [Member]
Cost:
Property and equipment, net at beginning balance	40	118
Depreciation	41	33
Disposals		(111)
Property and equipment, net at ending balance	81	40
Accumulated Depreciation [Member] | Computers [Member]
Cost:
Property and equipment, net at beginning balance	9	6
Depreciation	1	4
Disposals		(1)
Property and equipment, net at ending balance	10	9
Accumulated Depreciation [Member] | Office furniture and equipment [Member]
Cost:
Property and equipment, net at beginning balance	3	6
Depreciation	1	1
Disposals		(4)
Property and equipment, net at ending balance	4	3
Accumulated Depreciation [Member] | Right of use asses [Member]
Cost:
Property and equipment, net at beginning balance	28	106
Depreciation	39	28
Disposals		(106)
Property and equipment, net at ending balance	$ 67	$ 28